Fees Summary	Sep. 24, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 494,275,000
Previously Paid Amount	0
Total Fee Amount	72,955
Total Offset Amount	0
Net Fee	$ 72,955